Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
The following table sets forth required disclosures regarding our principal executive officer (“PEO”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below.
These required disclosures include a figure labeled “Compensation Actually Paid” (“CAP”), which is calculated pursuant to SEC disclosure requirements. While CAP includes some compensation elements that are actually paid by the Company and received by the NEOs (namely, base salary and AIP payments), CAP includes amounts that the Company did not actually pay to the NEOs in the fiscal years below and that the NEOs did not receive from the Company. As such, CAP is not equivalent to realized pay.
The Compensation Committee did not consider these disclosures in evaluating compensation decisions in any year shown. For a fulsome discussion of how the Compensation Committee does seek to align executive pay with Company performance when making compensation decisions, please refer to “The Compensation Decision Making Process” and “Executive Compensation Program” in the CD&A.

Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (1)(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2) ($)	Value of Initial Fixed $100 Investment based on (3) :		Net Income ($ Thousands)	EBITDA (4) ($ Thousands)
					TSR ($)	Peer Group TSR ($)

2022	17,043,097	12,476,830	1,506,616	945,584	87.09	97.82	67,319	133,323

2023	4,276,487	9,426,129	1,426,777	2,102,263	102.90	101.30	96,574	174,067

2024	5,963,245	24,801,517	1,661,475	3,501,738	173.80	134.46	102,539	200,013

2025	6,330,479	17,689,641	1,715,506	2,644,990	215.90	126.28	136,652	227,860

2026	7,273,615	1,042,676	1,636,895	1,096,335	193.60	166.08	112,045	269,638

(1)	The individuals comprising the PEO and Non-PEO NEOs for each year presented are listed below:

	2026	2025	2024	2023	2022
PEO: NON-PEO NEOS:	Joseph B. Armes James E. Perry Jeff A. Underwood Luke E. Alverson Danielle R. Garde	Joseph B. Armes James E. Perry Donal J. Sullivan Luke E. Alverson Jeff A. Underwood	Joseph B. Armes James E. Perry Donal J. Sullivan Luke E. Alverson Danielle R. Garde	Joseph B. Armes James E. Perry Donal J. Sullivan Luke E. Alverson Danielle R. Garde	Joseph B. Armes James E. Perry Donal J. Sullivan Luke E. Alverson

(2)
The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation
S-K.
To calculate CAP for the PEO and
Non-PEO
NEOs, the following adjustments were made to the Summary Compensation Table (“SCT”) Total in accordance with SEC methodology:

	2026		2025		2024		2023		2022
Year	PEO ($)	Non-PEO NEO Average ($)	PEO ($)	Non-PEO NEO Average ($)	PEO ($)	Non-PEO NEO Average ($)	PEO ($)	Non-PEO NEO Average ($)	PEO ($)	Non-PEO NEO Average ($)
SCT Total	7,273,615	1,636,895	6,330,479	1,715,506	5,963,245	1,661,475	4,276,487	1,426,777	17,043,097	1,506,616
Less: Change in Actuarial Value of Pension Plan Value	(4,042)	—	(5,148)	—	(3,022)	—	13,961	—	6,486	—
Less: GDFV of Equity Awards Reported in SCT Total Compensation	(4,938,001)	(785,562)	(4,221,414)	(882,670)	(3,733,051)	(781,912)	(2,251,035)	(661,237)	(15,314,974)	(726,354)
Plus: Year End Fair Value of Equity Awards Granted in Covered Year	3,959,044	653,897	5,145,837	1,012,317	6,923,908	1,412,904	2,982,181	866,910	12,266,848	593,743
Change in Fair Value of Equity Awards that Vested in Covered Year	(177,091)	(48,520)	946,913	268,780	322,469	85,356	(65,768)	(5,276)	(22,956)	(5,535)
Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years	(5,070,849)	(491,056)	9,492,974	351,722	15,327,968	995,941	4,470,303	475,088	(1,498,186)	(422,887)
Calculated CAP	1,042,676	1,096,335	17,689,641	2,644,990	24,801,517	3,501,738	9,426,129	2,102,263	12,476,830	945,584

The above equity award values are calculated in accordance with FASB ASC Topic 718.

(3)
The Peer Group TSR set forth in this table utilizes the S&P SmallCap 600 Industrial Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report. The comparison assumes $100 was invested for the period starting April 1, 2021, through March 31 of the listed year in each of the Company and in the index, respectively.

(4)
We determined EBITDA to be the most important financial performance measure used to link Company performance to the calculated CAPs of our PEO and
Non-PEO
NEOs in fiscal 2026. This performance measure may not have been the most important financial performance measure for fiscal years 2022, 2023, 2024 and 2025, and we may determine a different financial performance measure to be the most important financial performance measure in future years. EBITDA is defined for purposes of the AIP as set forth above in the “Compensation Discussion and Analysis” section. See Exhibit A for GAAP reconciliation information.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote
(1)	The individuals comprising the PEO and Non-PEO NEOs for each year presented are listed below:

	2026	2025	2024	2023	2022
PEO: NON-PEO NEOS:	Joseph B. Armes James E. Perry Jeff A. Underwood Luke E. Alverson Danielle R. Garde	Joseph B. Armes James E. Perry Donal J. Sullivan Luke E. Alverson Jeff A. Underwood	Joseph B. Armes James E. Perry Donal J. Sullivan Luke E. Alverson Danielle R. Garde	Joseph B. Armes James E. Perry Donal J. Sullivan Luke E. Alverson Danielle R. Garde	Joseph B. Armes James E. Perry Donal J. Sullivan Luke E. Alverson

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P SmallCap 600 Industrial Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report. The comparison assumes $100 was invested for the period starting April 1, 2021, through March 31 of the listed year in each of the Company and in the index, respectively.
PEO Total Compensation Amount	$ 7,273,615	$ 6,330,479	$ 5,963,245	$ 4,276,487	$ 17,043,097
PEO Actually Paid Compensation Amount	$ 1,042,676	17,689,641	24,801,517	9,426,129	12,476,830
Adjustment To PEO Compensation, Footnote
(2)
The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation
S-K.
To calculate CAP for the PEO and
Non-PEO
NEOs, the following adjustments were made to the Summary Compensation Table (“SCT”) Total in accordance with SEC methodology:

	2026		2025		2024		2023		2022
Year	PEO ($)	Non-PEO NEO Average ($)	PEO ($)	Non-PEO NEO Average ($)	PEO ($)	Non-PEO NEO Average ($)	PEO ($)	Non-PEO NEO Average ($)	PEO ($)	Non-PEO NEO Average ($)
SCT Total	7,273,615	1,636,895	6,330,479	1,715,506	5,963,245	1,661,475	4,276,487	1,426,777	17,043,097	1,506,616
Less: Change in Actuarial Value of Pension Plan Value	(4,042)	—	(5,148)	—	(3,022)	—	13,961	—	6,486	—
Less: GDFV of Equity Awards Reported in SCT Total Compensation	(4,938,001)	(785,562)	(4,221,414)	(882,670)	(3,733,051)	(781,912)	(2,251,035)	(661,237)	(15,314,974)	(726,354)
Plus: Year End Fair Value of Equity Awards Granted in Covered Year	3,959,044	653,897	5,145,837	1,012,317	6,923,908	1,412,904	2,982,181	866,910	12,266,848	593,743
Change in Fair Value of Equity Awards that Vested in Covered Year	(177,091)	(48,520)	946,913	268,780	322,469	85,356	(65,768)	(5,276)	(22,956)	(5,535)
Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years	(5,070,849)	(491,056)	9,492,974	351,722	15,327,968	995,941	4,470,303	475,088	(1,498,186)	(422,887)
Calculated CAP	1,042,676	1,096,335	17,689,641	2,644,990	24,801,517	3,501,738	9,426,129	2,102,263	12,476,830	945,584

Non-PEO NEO Average Total Compensation Amount	$ 1,636,895	1,715,506	1,661,475	1,426,777	1,506,616
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,096,335	2,644,990	3,501,738	2,102,263	945,584
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation
S-K.
To calculate CAP for the PEO and
Non-PEO
NEOs, the following adjustments were made to the Summary Compensation Table (“SCT”) Total in accordance with SEC methodology:

	2026		2025		2024		2023		2022
Year	PEO ($)	Non-PEO NEO Average ($)	PEO ($)	Non-PEO NEO Average ($)	PEO ($)	Non-PEO NEO Average ($)	PEO ($)	Non-PEO NEO Average ($)	PEO ($)	Non-PEO NEO Average ($)
SCT Total	7,273,615	1,636,895	6,330,479	1,715,506	5,963,245	1,661,475	4,276,487	1,426,777	17,043,097	1,506,616
Less: Change in Actuarial Value of Pension Plan Value	(4,042)	—	(5,148)	—	(3,022)	—	13,961	—	6,486	—
Less: GDFV of Equity Awards Reported in SCT Total Compensation	(4,938,001)	(785,562)	(4,221,414)	(882,670)	(3,733,051)	(781,912)	(2,251,035)	(661,237)	(15,314,974)	(726,354)
Plus: Year End Fair Value of Equity Awards Granted in Covered Year	3,959,044	653,897	5,145,837	1,012,317	6,923,908	1,412,904	2,982,181	866,910	12,266,848	593,743
Change in Fair Value of Equity Awards that Vested in Covered Year	(177,091)	(48,520)	946,913	268,780	322,469	85,356	(65,768)	(5,276)	(22,956)	(5,535)
Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years	(5,070,849)	(491,056)	9,492,974	351,722	15,327,968	995,941	4,470,303	475,088	(1,498,186)	(422,887)
Calculated CAP	1,042,676	1,096,335	17,689,641	2,644,990	24,801,517	3,501,738	9,426,129	2,102,263	12,476,830	945,584

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between the CAP calculation of our PEO, the average CAP of our other NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between the calculated CAP of our PEO, the average CAP of our other NEOs, and the Company’s Net Income over the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure	The following chart sets forth the relationship between the calculated CAP of our PEO, the average CAP of our other NEOs, and the Company’s EBITDA over the five most recently completed fiscal years.
Total Shareholder Return Vs Peer Group	The following chart compares the Company’s TSR over the last five completed fiscal years to that of the Peer Group over the same period.
Tabular List, Table
The following table presents the financial performance measures that the Company considers to have been the most important in linking the CAP of our PEO and other NEOs for fiscal 2026 to Company performance. The CAP calculation is heavily influenced by the year-over-year change in values of unvested equity awards, and equity awards constitute the majority of our NEO’s compensation. As such, TSR performance has an outsized effect on CAP figures when compared to SCT totals.

TSR
EBITDA
Cash Flow from Operations

Total Shareholder Return Amount	$ 193.6	215.9	173.8	102.9	87.09
Peer Group Total Shareholder Return Amount	166.08	126.28	134.46	101.3	97.82
Net Income (Loss)	$ 112,045,000	$ 136,652,000	$ 102,539,000	$ 96,574,000	$ 67,319,000
Company Selected Measure Amount	269,638,000	227,860,000	200,013,000	174,067,000	133,323,000
PEO Name	Joseph B. Armes
Measure:: 1
Pay vs Performance Disclosure
Name	TSR
Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Cash Flow from Operations
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,042)	$ (5,148)	$ (3,022)	$ 13,961	$ 6,486
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,938,001)	(4,221,414)	(3,733,051)	(2,251,035)	(15,314,974)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,959,044	5,145,837	6,923,908	2,982,181	12,266,848
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,070,849)	9,492,974	15,327,968	4,470,303	(1,498,186)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(177,091)	946,913	322,469	(65,768)	(22,956)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(785,562)	(882,670)	(781,912)	(661,237)	(726,354)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	653,897	1,012,317	1,412,904	866,910	593,743
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(491,056)	351,722	995,941	475,088	(422,887)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (48,520)	$ 268,780	$ 85,356	$ (5,276)	$ (5,535)